SEGMENT AND GEOGRAPHICAL INFORMATION (Schedule of Operating Results by Segment) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenue	$ 204,408	$ 156,011
Depreciation and amortization	1,322	1,117
Net income (loss)	(1,340)	(45)
Total assets	185,576	186,473
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue	0	0
Depreciation and amortization	4	41
Net income (loss)	(1,554)	(1,198)
Total assets	7,144	10,108
Airport Security [Member]
Segment Reporting Information [Line Items]
Revenue	146,837	107,237
Depreciation and amortization	435	391
Net income (loss)	(2,556)	1,943
Total assets	86,035	78,872
Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	31,328	23,954
Depreciation and amortization	153	75
Net income (loss)	(422)	(667)
Total assets	24,508	27,034
Authentication Technology Member
Segment Reporting Information [Line Items]
Revenue	26,243	24,820
Depreciation and amortization	730	610
Net income (loss)	3,192	(123)
Total assets	$ 67,889	$ 70,459